1-for-8 reverse stock split (Details)	Jun. 18, 2016	Jun. 01, 2016
IFRS Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Reverse share split		0.125
1-for-1 conversion rate
IFRS Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Reverse share split	1
8-for-1 conversion rate | Warrants (BSA)
IFRS Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Reverse share split		0.125
8-for-1 conversion rate | Employee warrants (BSPCE) [Member]
IFRS Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Reverse share split		0.125
8-for-1 conversion rate | Stock Options [member]
IFRS Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Reverse share split		0.125